DEC-22-2006 09:53 From: [redacted] To:712027771030 P.2/2

CIK 9326

06064465

CERTNAS

1-13648

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary Sundick
Vice President
Listings/Investigations

RECD S.E.C.
DEC 2 2 2006
1086

By Facsimile and First Class Mail

December 22, 2006

PROCESSED
DEC 2 7 2006
THOMSON
FINANCIAL

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on December 21, 2006 The Nasdaq Stock Market (the "Exchange") received from Balchem Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.06 2/3 par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick